FINANCIAL INSTRUMENTS - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%
Financial loans at amortized cost	$ 335,948,458	$ 494,106,399
Level 1
Disclosure of interest rate risk [line items]
Financial loans at amortized cost	$ 172,034,791	$ 317,469,004
Secured Overnight Financial Rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 200,908
Average interest rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 13,302